Income Taxes (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	$ 168,300,000								$ 168,300,000
Alternative minimum tax credit carryforwards	502,000				502,000				502,000	502,000
Allowance for loan losses	269,600,000								269,600,000
Deferred tax assets	99,589,000				140,303,000				99,589,000	140,303,000
Lost Interest									36,000,000
Deferred tax assets on loan interest	13,309,000				14,362,000				13,309,000	14,362,000
Deferred tax liability	10,535,000				11,386,000				10,535,000	11,386,000
Provision for income taxes (benefit)	(2,182,000)	0	0	0	0	2,110,000	0	43,000	(2,182,000)	2,153,000	(2,179,000)
Period of carryback of the net operating loss									2006 through 2008
Uncertain tax positions	$ 0								$ 0